Schedule of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Deductible temporary differences	$ 1,923	$ 21,333
Tax loss carryforwards	189,282	192,030
Property plant and equipment	3,677
Lease liability	207
Share issuance costs	2,834
R&D tax credits	2,139
Unrecognized deferred tax assets	$ 200,062	$ 213,363